Consolidated Statements of Comprehensive Loss (Parenthetical) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Ifrs Statement [Line Items]
Other comprehensive income (loss), net	$ (8,782)	$ 11,994
Discontinued operations and assets held for sale
Ifrs Statement [Line Items]
Other comprehensive income (loss), net	$ 10,700	$ 10,700